ACCOUNTS RECEIVABLE - Changes of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
ACCOUNTS RECEIVABLE
Beginning balance	$ 2,221,870	$ 2,020,373
Additional reserve through bad debt expense	192,298	92,943
Reduction due to accounts receivable factoring	(2,104,366)
Exchange difference	(54,480)	108,554
Ending balance	$ 255,322	$ 2,221,870